ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities in Foreign Currency

	At	At 12/31/2024 (per currency)				At
Items	12/31/2024	Dollar	Euro	Real	Others	12/31/2023
ASSETS
Cash and Due from Banks	448,012,239	438,992,379	5,902,773	52,975	3,064,112	438,232,376
Debt securities at fair value through profit or loss	21,779,880	21,779,880	—	—	—	18,912,660
Derivatives	131,633	131,633	—	—	—	345,005
Other financial assets	6,570,019	6,569,791	99	—	129	17,730,667
Loans and other financing	370,416,173	369,749,954	666,219	—	—	93,432,046
Other Debt Securities	101,947,875	101,947,875	—	—	—	60,468,987
Financial assets in guarantee	4,853,835	4,853,835	—	—	—	15,175,793
Other non-financial assets	841,769	841,769	—	—	—	1,298,374
TOTAL ASSETS	954,553,423	944,867,116	6,569,091	52,975	3,064,241	645,595,908

LIABILITIES
Deposits	851,294,655	845,870,430	5,424,225	—	—	523,449,531
Non-financial public sector	9,159,851	9,158,291	1,560	—	—	15,519,561
Financial sector	312	312	—	—	—	4,124
Non-financial private sector and foreign residents	842,134,492	836,711,827	5,422,665	—	—	507,925,846
Liabilities at fair value with changes in results	—	—	—	—	—	—
Other financial liabilities	36,552,811	34,290,943	2,186,483	134	75,251	38,044,918
Financing received from the Argentine Central Bank and other financial entities	17,516,973	16,868,565	648,408	—	—	557,031
Unsubordinated Negotiable obligations	31,030,668	31,030,668	—	—	—	—
Other non-financial liabilities	651,214	651,202	1	—	11	3,044,306
TOTAL LIABILITIES	937,046,321	928,711,808	8,259,117	134	75,262	565,095,786

NET POSITION	17,507,102	16,155,308	(1,690,026)	52,841	2,988,979	80,500,122